Provision for post-employment benefits - Fair Value of Assets and Assessed Present Value of Liabilities in Pension Plans (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Pension Costs [abstract]
Fair value of assets, Equities	£ 31.8	£ 41.6	£ 55.5
Fair value of assets, Bonds	259.7	284.2	272.5
Fair value of assets, Insured annuities	222.5	252.8	239.1
Fair value of assets, Property	1.0	0.7	0.7
Fair value of assets, Cash	15.3	14.7	17.7
Fair value of assets, Other	21.8	22.6	23.0
Total fair value of assets	552.1	616.6	608.5
Present value of liabilities	(688.5)	(772.7)	(767.5)
Deficit in the plans	(136.4)	(156.1)	(159.0)
Irrecoverable surplus	(0.2)	(0.6)	0.0
Net liability	(136.6)	(156.7)	(159.0)
Plans in surplus	30.1	27.2	20.6
Plans in deficit	£ (166.7)	£ (183.9)	£ (179.6)
Fair value of assets allocation, Equities	5.80%	6.70%	9.10%
Fair value of assets allocation, Bonds	47.00%	46.10%	44.80%
Fair value of assets allocation, Insured annuities	40.30%	41.00%	39.30%
Fair value of assets allocation, Property	0.20%	0.10%	0.10%
Fair value of assets allocation, Cash	2.80%	2.40%	2.90%
Fair value of assets allocation, Other	3.90%	3.70%	3.80%
Total fair value of assets allocation	100.00%	100.00%	100.00%